INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 28,251	$ 23,217
Accumulated Amortization	(13,348)	(12,231)
Total intangible assets, net	14,903	10,986
Amortization expense	4,666	4,659	$ 6,544
Expected amortization expense of intangible assets
2019	4,000
2020	3,500
2021	3,000
2022	2,500
2023 and thereafter	1,900
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	2,369	2,334
Accumulated Amortization	(1,458)	(1,371)
Total intangible assets, net	911	963
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	25,882	20,883
Accumulated Amortization	(11,890)	(10,860)
Total intangible assets, net	$ 13,992	$ 10,023